Equity Accounted Investees - Summarized Financial Information in Respect of Associate Accounted for Under Equity Method (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 MXN ($)		Dec. 31, 2017 EUR (€)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 MXN ($)
Disclosure of associates and joint ventures [line items]
Total current assets	$ 177,607			$ 181,188				$ 9,045
Total non-current assets	398,774			407,353				20,310
Total current liabilities	101,464			105,022				5,167
Total non-current liabilities	139,375			146,607				7,099
Total equity	335,542			336,912			$ 286,170	17,089			$ 241,856
Equity attributable to equity holders	257,053			250,291				$ 13,092
Net income	29,713	$ 1,513		33,480	[2]		27,175
Other comprehensive income	(13,293)	(677)		10,833			27,653
Total comprehensive income	19,786	1,007		48,039			54,828
Total comprehensive income attributable to equity holders	14,776	$ 753		46,001			$ 39,330
Heineken [member]
Disclosure of associates and joint ventures [line items]
Total current assets	204,422			194,429					€ 9,070	€ 8,248
Total non-current assets	741,195			772,861					32,886	32,786
Total current liabilities	235,525			246,525					10,450	10,458
Total non-current liabilities	359,846			378,463					15,966	16,055
Total equity	350,245			342,302					15,540	14,521
Equity attributable to equity holders	323,605			314,017					€ 14,358	€ 13,321
Total revenue and other income	517,115		€ 22,546	493,488		€ 21,750
Total cost and expenses	445,165		19,409	417,434		18,398
Net income	48,051		2,095	48,850		2,153
Net income attributable to equity holders	43,647		1,903	43,903		1,935
Other comprehensive income	(1,170)		(51)	(26,524)		(1,169)
Total comprehensive income	46,881		2,044	22,326		984
Total comprehensive income attributable to equity holders	$ 42,386		€ 1,848	$ 19,989		€ 881

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1